UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-23025

                                         TCW Alternative Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800

                                             Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis

TCW Alternative Funds

865 South Figueroa Street, Suite 1800

                                 Los Angeles, California 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (213) 244-0000

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

TCW Alternative Funds
TCW Family of Funds

APRIL 30

2018 SEMI-ANNUAL REPORT

(UNAUDITED)

TCW ALTERNATIVE FUNDS

TCW | Gargoyle Dynamic 500 Fund

TCW | Gargoyle Dynamic 500 Collar Fund

TCW | Gargoyle Dynamic 500 Market-Neutral Fund

TCW | Gargoyle Hedged Value Fund

TCW | Gargoyle Systematic Value Fund

TCW Long/Short Fundamental Value Fund

TCW Alternative Funds

The Letter to Shareholders contained in this Semi-Annual Report are the opinions of the Funds’ portfolio managers and are not the opinions of TCW Alternative Funds or its Board of Trustees. Various matters discussed in the Letter to Shareholders constitute forward-looking statements within the meaning of the federal securities laws. Actual results and the timing of certain events could differ materially from those projected or contemplated by these forward-looking statements due to a number of factors, including general economic conditions, overall availability of securities for investment by a Fund, the level of volatility in the securities markets and in the share price of a Fund, and other risk factors discussed in the SEC filings of TCW Alternative Funds. The data presented in the Letter to Shareholders represents past performance and cannot be used to predict future results.

Letter to Shareholders

David S. DeVito President and Chief Executive Officer

Dear Valued Investors:

I am pleased to present the semi-annual report for the TCW Alternative Funds, Inc. covering the six-month period ended April 30, 2018. I would like to thank our existing shareholders for your continued investment in the TCW Alternative Funds as well as welcome new shareholders to our fund family. This report contains information outlining the performance of the TCW Alternative Funds and a list of portfolio holdings as of April 30, 2018.

The TCW Alternative Funds Family

In today’s market environment, investors are increasingly looking for returns that have low correlation to standard equity and bond allocations, mitigate volatility, and increase overall portfolio diversification. The TCW Alternative Funds family offers shareholders funds that display risk and return characteristics that differ from traditional investments.

Market Summary

For the six-month period ended April 30, 2018, returns for U.S. equities moderated from the prior six month period, but remained positive. The S&P 500 Total Return Index (SPXT) and the Russell Mid-Cap Value Index advanced 3.82% and 2.55%, respectively, for the period. This compares to returns of 13.32% and 12.42% for the same period last year. Value stocks underperformed growth stocks over the period with the Russell 1000 Value Index returning 1.94% while the Russell 1000 Growth Index advanced 5.68%. Investors’ preference for growth stocks was highlighted in January by the average 20%+ advance of the FANG stocks (Facebook, Amazon, Netflix and Google) as price earnings ratios for Netflix and Amazon exceeded 250 each. Bonds declined over the period, as represented by the Barclays U.S. Aggregate Bond Index, which fell (1.87%) as the 10-year U.S. Treasury yield rose 57 basis points higher to close at 2.95%.

The market was shaken by fears that the strong labor market would result in higher inflation and a more aggressive Fed. These concerns led to the yield on the 10-year Treasury topping 3% for the first time in more than four years. Global issues remain in flux as the U.S. considers a wide range of policy shifts that could impact everything from relations with North Korea and Iran to a trade war with China to dealings with U.S. allies. Even so, major indices rebounded sharply off the February lows and volatility, as measured by the VIX, retreated from its lofty intra-day high of 50 back to the mid-teens.

Business conditions continued to be strong in the first quarter of 2018, and oil prices rose with people once more considering the possible return of $100 crude prices. In March, the Federal Reserve Board announced its sixth quarter point increase in the funds rate to a target of 1.75%, with two or three more rate hikes coming in 2018.

After finishing strong in 2017, the SPXT rose sharply in January (+5.73%) and reached new all-time highs, only to fall back in February and March before a relatively flat April left the market slightly lower year-to-date (-0.38%). Consistent with the recent past, the Russell Value Indexes enter the month of May lagging the S&P year-to-date, with the Russell 1000Value and Mid-Cap Value Indices having fallen -2.51% and -2.02% respectively.

Letter to Shareholders (Continued)

Looking Ahead

Midway through the second quarter, markets have recovered from their late first quarter losses and are up for the year. Markets seem to be taking political developments in stride as volatility levels have largely returned to the lower end of their historical range. There are plenty of potential question marks as we approach mid-year, but these concerns have been outweighed by optimism that an increasingly business-friendly regulatory and tax environment will support increased corporate profit growth. The equity market has been resilient. Yields in the fixed income market remain below the levels that pension plans and other fiduciaries need to meet in order to fund their future obligations, and this is leading them to reach for the potential returns that only the equity markets and alternative investments can provide.

An Update on the TCW Alternative Funds

The TCW High Dividend Equities Long/Short Fund (TFDEX/TFENX) liquidated effective 4/25/18.

We know that you have many choices when it comes to the management of your financial assets. On behalf of everyone at TCW, I would like to thank you for making the TCW Alternative Funds family part of your long-term investment plan. We truly value our relationship with you. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at (866) 858-4338.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David S. DeVito

President and Chief Executive Officer

TCW Alternative Funds

Performance Summary (Unaudited)

		Average Annualized Total Return (1) As of April 30, 2018
	6	1	3	5	10	Since
	Month(2)	Year	Year	Year(3)	Year(3)	Inception
TCW | Gargoyle Dynamic 500 Fund
I Class	0.71%	6.37%	N/A	N/A	N/A	7.56%
N Class	0.61%	6.10%	N/A	N/A	N/A	7.28%

TCW | Gargoyle Dynamic 500 Collar Fund
I Class	1.02%	3.24%	N/A	N/A	N/A	2.77%
N Class	0.92%	3.14%	N/A	N/A	N/A	2.59%

TCW | Gargoyle Dynamic 500 Market-Neutral Fund
I Class	(1.02%)	0.45%	N/A	N/A	N/A	1.67%
N Class	(1.13%)	0.14%	N/A	N/A	N/A	1.41%

TCW | Gargoyle Hedged Value Fund
I Class	1.46%	5.53%	(0.19)%	5.17%	5.99%	7.40%(3)
N Class	1.25%	5.18%	(0.47)%	4.92%	5.83%	7.31%(3)

TCW | Gargoyle Systematic Value Fund
I Class	5.30%	10.31%	N/A	N/A	N/A	6.79%
N Class	5.17%	9.98%	N/A	N/A	N/A	6.50%

TCW Long/Short Fundamental Value Fund
I Class	4.86%	N/A	N/A	N/A	N/A	5.70%(4)
N Class	4.76%	N/A	N/A	N/A	N/A	5.60%(4)

(1)	The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

(2)	Non-Annualized.

(3)

Performance data includes the performance of the predecessor entity from December 31, 1999, to April 30, 2012. That entity was not a registered investment company under the Investment Company Act of 1940, as amended (‘‘40 Act’’), and therefore, it was not subject to certain investment restrictions that are imposed by the 40 Act or the tax restrictions under the Sub Chapter M of the Internal Revenue Code for a 40 Act company. If that entity had been registered under the 40 Act, the performance may have been lower. The performance also includes the performance history of the RiverPark/Gargoyle Hedged Value Fund (“RiverPark Fund”) from, April 30, 2012, to July 12, 2015. RiverPark Fund was a registered investment company under the 40 Act.

(4)	Non-Annualized. Cumulative return for the period of September 29, 2017 through April 30, 2018.

Past performance is not indicative of future performance.

TCW | Gargoyle Dynamic 500 Fund
Schedule of Investments (Unaudited)	April 30, 2018

Number of Shares	Exchange Traded Funds	Value

	Exchange Traded Funds (100.7%)
27,770	SPDR S&P 500 ETF Trust (1) (2)	$7,345,443

	Total Exchange Traded Funds (Cost: $6,072,975) (100.7%)	7,345,443

	Total Investments Before Written Option (Cost: 6,072,975) (100.7%)	7,345,443

	Written Options

	Written Options (Cost -$135,515) (-1.8%)	(131,170)

	Excess of Other Assets over Liabilities (1.1%)	82,343

	Net Assets (100.0%)	$7,296,616

(1)	A portion of this security is segregated to cover for written options.
(2)

SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. You can access the financial statements of this ETF by going to the fund’s homepage at (https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY).

		Number of	Notional	Exercise	Expiration	Premiums
Description	Call/Put	contracts	amount	price	date	(Received)	Value

Written Options - Exchange Traded
S&P 500 Index	Call	3	(794,415)	$2,575.00	05/18/18	$(20,037)	$(25,110)
S&P 500 Index	Call	7	(1,853,635)	2,600.00	05/18/18	(44,363)	(44,590)
S&P 500 Index	Call	2	(529,610)	2,625.00	05/18/18	(10,168)	(9,130)
S&P 500 Index	Call	4	(1,059,220)	2,635.00	06/15/18	(21,756)	(23,420)
S&P 500 Index	Call	8	(2,118,440)	2,675.00	06/15/18	(39,191)	(28,920)

Total Written Options - Exchange Traded						$(135,515)	$(131,170)

Notes to the Schedule of Investments:

ETF -    Exchange Traded Fund

S&P -   Standard and Poor’s

SPDR  Standard and Poor’s Depositary Receipt

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Fund
Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets

Exchange Traded Funds	100.7%
Written Options	(1.8)
Excess of Other Assets over Liabilities	1.1

Total	100.0%

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Collar Fund
Schedule of Investments (Unaudited)	April 30, 2018

Number of Shares	Exchange Traded Funds	Value

	Exchange Traded Funds (93.2%)
3,700	SPDR S&P 500 ETF Trust (1) (2)	$978,687

	Total Exchange Traded Funds (Cost: $885,745) (93.2%)	978,687

	Purchased Options

	Purchased Options (Cost $53,629) (5.1%)	53,511

	Total Investments Before Written Option (Cost: 939,374) (98.3%)	1,032,198

	Written Options

	Written Options (Cost -$17,655) (-0.9%)	(9,755)

	Excess of Other Assets over Liabilities (2.6%)	27,751

	Net Assets (100.0%)	$1,050,194

(1)	A portion of this security is segregated to cover for written options.
(2)

SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. You can access the financial statements of this ETF by going to the fund’s homepage at (https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY).

Description	Call/Put	Number of contracts	Notional amount	Exercise price	Expiration date	Premiums Paid	Value
Purchased Options - Exchange Traded
S&P 500 Index	Put	3	794,415	$2,700.00	12/21/18	$41,802	$43,950
SPDR S&P 500 ETF Trust	Put	1	26,451	260.00	03/15/19	1,789	1,335
SPDR S&P 500 ETF Trust	Put	6	158,706	267.00	12/21/18	10,038	8,226

Total Purchased Options - Exchange Traded						$53,629	$53,511

Description	Call/Put	Number of contracts	Notional amount	Exercise price	Expiration date	Premiums (Received)	Value
Written Options - Exchange Traded
S&P 500 Index	Call	1	(264,805)	$2,650.00	05/31/18	$(6,279)	$(3,910)
S&P 500 Index	Call	2	(529,610)	2,710.00	06/15/18	(8,420)	(4,270)
SPDR S&P 500 ETF Trust	Call	7	(185,157)	271.00	06/15/18	(2,956)	(1,575)

Total Written Options - Exchange Traded						$(17,655)	$(9,755)

Notes to the Schedule of Investments:

ETF -	Exchange Traded Fund
S&P -	Standard and Poor’s
SPDR	Standard and Poor’s Depositary Receipt

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Collar Fund
Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets
Exchange Traded Funds	93.2%
Purchased Options	5.1
Written Options	(0.9)
Excess of Other Assets over Liabilities	2.6

Total	100.0%

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Market-Neutral Fund

Schedule of Investments (Unaudited)	April 30, 2018

Number of Shares	Exchange Traded Funds	Value

	Exchange Traded Funds (103.6%)
4,100	SPDR S&P 500 ETF Trust (1) (2)	$1,084,491

	Total Exchange Traded Funds (Cost: $987,421) (103.6%)	1,084,491

	Total Investments Before Written Option (Cost: 987,421) (103.6%)	1,084,491

	Written Options

	Written Options (Cost -$56,267) (-4.2%)	(44,091)

	Excess of Other Assets over Liabilities (0.6%)	5,797

	Net Assets (100.0%)	$1,046,197

(1)	A portion of this security is segregated to cover for written options.
(2)

SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. You can access the financial statements of this ETF by going to the fund’s homepage at (https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY).

Description	Call/Put	Number of contracts	Notional amount	Exercise price	Expiration date	Premiums (Received)	Value

Written Options - Exchange Traded
S&P 500 Index	Call	1	(264,805)	$2,570.00	05/18/18	$(9,819)	$(8,790)
S&P 500 Index	Call	3	(794,415)	2,600.00	05/18/18	(28,377)	(19,110)
SPDR S&P 500 ETF Trust	Call	3	(79,353)	250.00	05/18/18	(3,540)	(4,593)
SPDR S&P 500 ETF Trust	Call	3	(79,353)	253.00	05/18/18	(3,348)	(3,744)
SPDR S&P 500 ETF Trust	Call	12	(317,412)	260.00	05/18/18	(11,183)	(7,854)

Total Written Options - Exchange Traded						$(56,267)	$(44,091)

Notes to the Schedule of Investments:

ETF -	Exchange Traded Fund
S&P -	Standard and Poor’s
SPDR	Standard and Poor’s Depositary Receipt

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Market-Neutral Fund

Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets

Exchange Traded Funds	103.6%
Written Options	(4.2)
Excess of Other Assets over Liabilities	0.6

Total	100.0%

See accompanying notes to financial statements.

TCW | Gargoyle Hedged Value Fund

Schedule of Investments (Unaudited)	April 30, 2018

Number of Shares	Common Stock	Value

	Consumer Discretionary (17.4%)
9,715	AMC Networks, Inc., Class A (1) (2)	$505,179
8,034	AutoNation, Inc. (2)	371,090
5,200	Bed Bath & Beyond, Inc.	90,792
1,174	DISH Network Corp., Class A (2)	39,388
6,864	Foot Locker, Inc.	295,701
23,482	Ford Motor Co. (1)	263,938
11,256	General Motors Co. (1)	413,545
14,500	Goodyear Tire & Rubber Co. (The) (1)	364,095
11,306	International Game Technology PLC	319,621
7,600	Liberty Global PLC, Class A (2)	229,064
18,696	Macy’s, Inc.	580,885
4,890	Michael Kors Holdings, Ltd. (2)	334,574
15,000	Michaels Cos., Inc. (The) (2)	279,300
10,819	Newell Brands, Inc.	298,929
7,185	Signet Jewelers, Ltd.	279,353
12,000	Viacom, Inc., Class B	361,920

	Total Consumer Discretionary	5,027,374

	Consumer Staples (5.9%)
7,975	Campbell Soup Co.	325,221
19,596	Coty, Inc., Class A	339,991
6,067	Kraft Heinz Co. (The)	342,057
6,200	Molson Coors Brewing Co., Class B (1)	441,688
6,800	TreeHouse Foods, Inc. (1) (2)	261,800

	Total Consumer Staples	1,710,757

	Energy (5.6%)
19,080	Antero Resources Corp. (2)	362,520
9,699	Devon Energy Corp.	352,365
26,269	Range Resources Corp. (1)	363,826
42,850	Transocean, Ltd. (1) (2)	530,055

	Total Energy	1,608,766

	Financials (15.5%)
1,937	Affiliated Managers Group, Inc. (1)	319,334
10,700	Assured Guaranty, Ltd.	388,303
19,671	CNO Financial Group, Inc. (1)	421,746
959	FirstCash, Inc.	83,145
9,071	Franklin Resources, Inc.	305,148
11,310	Legg Mason, Inc. (1)	449,007
17,942	Leucadia National Corp. (1)	431,326
4,595	LPL Financial Holdings, Inc.	278,319
21,860	MGIC Investment Corp. (1) (2)	219,037

See accompanying notes to financial statements.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited) (Continued)	April 30, 2018

Number of Shares	Common Stock	Value

	Financials (Continued)
7,155	Principal Financial Group, Inc.	$423,719
22,377	Radian Group, Inc.	319,991
2,349	Reinsurance Group of America, Inc.	350,941
9,275	Voya Financial, Inc. (1)	485,546

	Total Financials	4,475,562

	Health Care (17.9%)
4,236	AbbVie, Inc. (1)	408,986
1,500	Amgen, Inc.	261,719
1,415	Biogen, Inc. (1) (2)	387,144
3,637	Centene Corp. (2)	394,905
940	Express Scripts Holding Co. (2)	71,158
6,046	Gilead Sciences, Inc. (1)	436,703
7,586	Hologic, Inc. (2)	294,261
3,500	Jazz Pharmaceuticals PLC (2)	532,140
2,917	McKesson Corp.	455,665
7,489	MEDNAX, Inc. (2)	343,820
6,158	Merck & Co., Inc.	362,521
10,694	Mylan NV (2)	414,499
5,445	Perrigo Co. PLC (1)	425,472
3,568	United Therapeutics Corp. (2)	392,872

	Total Health Care	5,181,865

	Industrials (8.1%)
1,782	Acuity Brands, Inc.	213,430
8,108	Avis Budget Group, Inc. (1) (2)	400,616
6,774	Macquarie Infrastructure Corp.	256,735
5,806	Regal Beloit Corp.	413,387
6,650	Stericycle, Inc. (2)	390,422
4,872	United Continental Holdings, Inc. (2)	329,055
2,197	United Rentals, Inc. (2)	329,550

	Total Industrials	2,333,195

	Information Technology (19.7%)
4,916	Akamai Technologies, Inc. (2)	352,231
2,556	Belden, Inc.	157,450
13,805	CA, Inc. (1)	480,414
3,482	F5 Networks, Inc. (1) (2)	567,879
16,661	Jabil, Inc.	443,183
17,330	Juniper Networks, Inc.	426,145
3,869	LogMeIn, Inc. (1)	426,364
13,133	NCR Corp. (2)	404,102
29,360	Nuance Communications, Inc. (2)	432,179

See accompanying notes to financial statements.

TCW | Gargoyle Hedged Value Fund

Schedule of Investments (Unaudited) (Continued)	April 30, 2018

Number of Shares	Common Stock	Value

	Information Technology (Continued)
14,800	Open Text Corp.	$522,884
20,321	Twitter, Inc. (2)	615,930
14,619	Xerox Corp. (1)	459,768
8,580	Yelp, Inc. (2)	384,813

	Total Information Technology	5,673,342

	Materials (6.9%)
12,033	Mosaic Co. (The)	324,289
13,030	Newmont Mining Corp.	511,949
15,762	Owens-Illinois, Inc. (2)	320,441
44,000	Platform Specialty Products Corp. (2)	443,080
4,426	Reliance Steel & Aluminum Co. (1)	389,134

	Total Materials	1,988,893

	Telecommunication Services (4.0%)
11,201	AT&T, Inc.	366,273
20,841	CenturyLink, Inc.	387,226
72,000	Sprint Corp. (2)	403,920

	Total Telecommunication Services	1,157,419

	Total Common Stock (Cost: $27,429,138) (101.0%)	29,157,173

	Total Investments Before Written Option (Cost: 27,429,138) (101.0%)	29,157,173

	Written Options

	Written Options (Cost -$525,244) (-1.5%)	(421,390)

	Excess of Other Assets over Liabilities (0.5%)	145,622

	Net Assets (100.0%)	$28,881,405

(1)	All or a portion of this security is segregated to cover for written options.
(2)	Non-income producing security.

Description	Call/Put	Number of contracts	Notional amount	Exercise price	Expiration date	Premiums (Received)	Value

Written Options - Exchange Traded
NASDAQ 100 Index	Call	1	(660,557)	$6,800.00	06/15/18	$(22,249)	$(8,245)
Russell 2000 Index	Call	7	(1,079,319)	1,490.00	05/18/18	(29,253)	(40,670)
Russell 2000 Index	Call	21	(3,237,956)	1,500.00	05/18/18	(114,818)	(103,950)
Russell 2000 Index	Call	8	(1,233,507)	1,520.00	05/18/18	(35,992)	(26,920)
Russell 2000 Index	Call	10	(1,541,884)	1,525.00	05/18/18	(44,349)	(29,950)
Russell 2000 Index	Call	16	(2,467,014)	1,530.00	05/18/18	(68,783)	(42,480)
Russell 2000 Index	Call	5	(770,942)	1,540.00	05/18/18	(19,895)	(10,125)

See accompanying notes to financial statements.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited) (Continued)	April 30, 2018

Description	Call/Put	Number of contracts	Notional amount	Exercise price	Expiration date	Premiums (Received)	Value

Russell 2000 Index	Call	9	(1,387,696)	1,580.00	05/18/18	(35,271)	(3,645)
S&P 500 Index	Call	5	(1,324,025)	2,575.00	05/18/18	(32,895)	(41,850)
S&P 500 Index	Call	15	(3,972,075)	2,600.00	05/18/18	(88,635)	(95,550)
S&P 500 Index	Call	5	(1,324,025)	2,675.00	05/31/18	(25,845)	(13,050)
S&P 500 Index	Call	1	(264,805)	2,650.00	06/15/18	(7,259)	(4,955)

Total Written Options - Exchange Traded						$(525,244)	$(421,390)

Notes to the Schedule of Investments:

NASDAQ - National Association of Securities Dealers Automated Quotations.

S&P -       Standard and Poor’s

See accompanying notes to financial statements.

TCW | Gargoyle Hedged Value Fund

Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets
Information Technology	19.7%
Health Care	17.9
Consumer Discretionary	17.4
Financials	15.5
Industrials	8.1
Materials	6.9
Consumer Staples	5.9
Energy	5.6
Telecommunication Services	4.0
Written Options	(1.5)
Excess of Other Assets over Liabilities	0.5

Total	100.0%

See accompanying notes to financial statements.

TCW | Gargoyle Systematic Value Fund

Schedule of Investments (Unaudited)	April 30, 2018

Number of Shares	Common Stock	Value

	Consumer Discretionary (18.7%)
294	AMC Networks, Inc., Class A (1)	$15,288
400	AutoNation, Inc. (1)	18,476
529	Bed Bath & Beyond, Inc.	9,236
112	DISH Network Corp., Class A (1)	3,758
164	Foot Locker, Inc.	7,065
1,079	Ford Motor Co.	12,129
467	General Motors Co.	17,158
447	Goodyear Tire & Rubber Co. (The)	11,224
30	Graham Holdings Co., Class B	18,092
900	International Game Technology PLC	25,443
454	Liberty Global PLC, Class A (1)	13,684
902	Macy’s, Inc.	28,025
363	Michael Kors Holdings, Ltd. (1)	24,836
800	Michaels Cos., Inc. (The) (1)	14,896
700	Newell Brands, Inc.	19,341
200	Nexstar Media Group, Inc., Class A	12,450
143	PVH Corp.	22,833
432	Viacom, Inc., Class B	13,029

	Total Consumer Discretionary	286,963

	Consumer Staples (6.7%)
428	Campbell Soup Co.	17,454
1,146	Coty, Inc., Class A	19,883
226	CVS Health Corp.	15,782
248	Edgewell Personal Care Co. (1)	10,924
270	Kraft Heinz Co. (The)	15,223
190	Molson Coors Brewing Co., Class B	13,536
259	TreeHouse Foods, Inc. (1)	9,972

	Total Consumer Staples	102,774

	Energy (3.7%)
742	Antero Resources Corp. (1)	14,098
600	Kinder Morgan, Inc.	9,492
883	Range Resources Corp.	12,230
1,662	Transocean, Ltd. (1)	20,559

	Total Energy	56,379

	Financials (15.0%)
109	Affiliated Managers Group, Inc.	17,970
486	Assured Guaranty, Ltd.	17,637
889	CNO Financial Group, Inc.	19,060
278	FirstCash, Inc.	24,103
473	Legg Mason, Inc.	18,778

See accompanying notes to financial statements.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited) (Continued)	April 30, 2018

Number of Shares	Common Stock	Value

	Financials (Continued)
870	Leucadia National Corp.	$20,915
371	LPL Financial Holdings, Inc.	22,471
215	MetLife, Inc.	10,249
988	MGIC Investment Corp. (1)	9,900
268	Principal Financial Group, Inc.	15,871
1,011	Radian Group, Inc.	14,457
123	Reinsurance Group of America, Inc.	18,376
382	Voya Financial, Inc.	19,998

	Total Financials	229,785

	Health Care (17.7%)
230	AbbVie, Inc.	22,207
224	Acadia Healthcare Co., Inc. (1)	7,970
75	Allergan PLC	11,524
121	Amgen, Inc.	21,112
54	Biogen, Inc. (1)	14,774
230	Centene Corp. (1)	24,973
274	Express Scripts Holding Co. (1)	20,742
193	Gilead Sciences, Inc.	13,940
493	Hologic, Inc. (1)	19,123
123	Jazz Pharmaceuticals PLC (1)	18,701
130	McKesson Corp.	20,307
243	Merck & Co., Inc.	14,305
494	Mylan NV (1)	19,147
146	Perrigo Co. PLC	11,408
102	United Therapeutics Corp. (1)	11,231
1,094	Valeant Pharmaceuticals International, Inc. (1)	19,769

	Total Health Care	271,233

	Industrials (9.4%)
517	AECOM (1)	17,805
495	Allison Transmission Holdings, Inc.	19,300
430	Avis Budget Group, Inc. (1)	21,246
269	Eaton Corp. PLC	20,183
253	Macquarie Infrastructure Corp.	9,589
178	Regal Beloit Corp.	12,674
257	Stericycle, Inc. (1)	15,088
277	United Continental Holdings, Inc. (1)	18,709
156	WESCO International, Inc. (1)	9,290

	Total Industrials	143,884

	Information Technology (20.2%)
364	Akamai Technologies, Inc. (1)	26,081

See accompanying notes to financial statements.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited) (Continued)	April 30, 2018

Number of Shares	Common Stock	Value

	Information Technology (Continued)
473	CA, Inc.	$16,460
887	Ciena Corp. (1)	22,840
401	Cirrus Logic, Inc. (1)	14,624
145	F5 Networks, Inc. (1)	23,648
609	Jabil, Inc.	16,199
711	Juniper Networks, Inc.	17,483
68	Lam Research Corp.	12,584
146	LogMeIn, Inc.	16,089
550	NCR Corp. (1)	16,924
1,026	Nuance Communications, Inc. (1)	15,103
814	ON Semiconductor Corp. (1)	17,973
528	Open Text Corp.	18,654
106	Skyworks Solutions, Inc.	9,197
943	Twitter, Inc. (1)	28,582
584	Xerox Corp.	18,367
437	Yelp, Inc. (1)	19,599

	Total Information Technology	310,407

	Materials (5.1%)
700	Louisiana-Pacific Corp.	19,831
488	Newmont Mining Corp.	19,174
754	Owens-Illinois, Inc. (1)	15,329
1,287	Platform Specialty Products Corp. (1)	12,960
120	Reliance Steel & Aluminum Co.	10,550

	Total Materials	77,844

	Telecommunication Services (3.5%)
437	AT&T, Inc.	14,290
812	CenturyLink, Inc.	15,087
3,648	Sprint Corp. (1)	20,465
100	Verizon Communications, Inc.	4,935

	Total Telecommunication Services	54,777

	Total Common Stock (Cost: $1,458,619) (100.0%)	1,534,046

	Total Investments (Cost: $1,458,619) (100.0%)	1,534,046

	Excess of Other Assets over Liabilities (0.0%)	139

	Net Assets (100.0%)	$1,534,185

(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW | Gargoyle Systematic Value Fund
Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets
Information Technology	20.2%
Consumer Discretionary	18.7
Health Care	17.7
Financials	15.0
Industrials	9.4
Consumer Staples	6.7
Materials	5.1
Energy	3.7
Telecommunication Services	3.5
Excess of Other Assets over Liabilities	0.0

Total	100.0%

See accompanying notes to financial statements.

TCW Long/Short Fundamental Value Fund

Schedule of Investments (Unaudited)	April 30, 2018

Number of Shares	Common Stock	Value

	Consumer Discretionary (16.5%)
4,147	Barnes & Noble Education, Inc. (1)	$29,817
4,932	BBX Capital Corp.	49,221
2,945	Century Casinos, Inc. (1)	22,618
2,526	Hibbett Sports, Inc. (1)	68,707
640	WideOpenWest, Inc. (1)	4,051

	Total Consumer Discretionary	174,414

	Energy (1.1%)
2,200	Halcon Resources Corp. (1)	11,814

	Financials (42.1%)
1,410	Donegal Group, Inc., Class A	19,627
2,790	Esquire Financial Holdings, Inc. (1)	67,211
1,221	First Northwest Bancorp (1)	19,622
466	First Savings Financial Group, Inc.	33,776
607	FS Bancorp, Inc.	34,951
875	Greenhill & Co., Inc.	17,763
1,678	Independence Holding Co.	59,401
1,790	Kingstone Cos., Inc.	30,609
648	Leucadia National Corp.	15,578
482	NI Holdings, Inc. (1)	7,881
2,128	Owens Realty Mortgage, Inc.	33,005
2,830	Sutherland Asset Management Corp.	40,752
10,098	Tiptree, Inc.	64,122

	Total Financials	444,298

	Industrials (11.3%)
1,559	Air Transport Services Group, Inc. (1)	31,554
65	AMERCO	21,939
5,567	Great Lakes Dredge & Dock Corp. (1)	25,608
2,236	WestJet Airlines, Ltd. (CAD) (2)	39,855

	Total Industrials	118,956

	Information Technology (3.5%)
520	Dell Technologies, Inc., Class V (1)	37,320

	Real Estate Investment Trust (REIT) (4.7%)
1,485	Armada Hoffler Properties, Inc.	20,151
1,440	Industrial Logistics Properties Trust	29,549

	Total Real Estate Investment Trust (REIT)	49,700

	Total Common Stock (Cost: $771,254) (79.2%)	836,502

See accompanying notes to financial statements.

TCW Long/Short Fundamental Value Fund

Schedule of Investments (Unaudited) (Continued)	April 30, 2018

Number of Shares	Preferred Stock	Value

	Financials (3.5%)
1,467	Sutherland Asset Management Corp., 7.00%, Maturity 08/15/23	$36,675

	Real Estate Investment Trust (REIT) (4.0%)
960	Colony NorthStar, Inc., 7.13%, Perpetual Maturity	22,080
840	Colony NorthStar, Inc., 8.25%, Perpetual Maturity	20,916

	Total Real Estate Investment Trust (REIT)	42,996

	Total Preferred Stock (Cost: $80,625) (7.5%)	79,671

	Total Investments Before Investments Sold Short and Written Options (Cost: $851,879) (86.7%)	916,173

	Securities Sold Short

	Exchange Traded Funds (-26.0%)
(911)	iShares Russell 2000 ETF (3)	(139,674)
(1,088)	iShares Russell 2000 Value ETF (4)	(135,053)

	Total Exchange Traded Funds	(274,727)

	Information Technology (-4.6%)
(363)	VMware, Inc., Class A (1)	(48,373)

	Total Securities Sold Short (Cost: -$311,467) (-30.6%)	(323,100)

	Written Options

	Written Options (Cost -$4,490) (-0.4%)	(4,900)

	Total Investments Net of Securities Sold Short and Written Options (Cost: $535,922) (55.7%)	588,173

	Excess of Other Assets over Liabilities (44.3%)	468,648

	Net Assets (100.0%)	$1,056,821

(1)	Non-income producing security.

(2)	Security denominated in foreign currency.

(3)

The iShares Russell 2000 ETF seeks to track the investment results of the Russell 2000® Index, which measures the performance of the small capitalization sector of the U.S. equity market, as defined by FTSE Russell. You can access the financial statements of this ETF by going to the fund’s homepage at (https://www.ishares.com/us/products/ 239710/ishares-russell-2000-etf).

(4)

The iShares Russell 2000 Value ETF seeks to track the investment results of the Russell 2000® Value Index, which measures the performance of the small capitalization value sector of the U.S. equity market, as defined by FTSE Russell. You can access the financial statements of this ETF by going to the fund’s homepage at (https:// www.ishares.com/us/products/239712/ishares-russell-2000-value-etf).

Description	Call/Put	Number of contracts	Notional amount	Exercise price	Expiration date	Premiums (Received)	Value

Written Options - Exchange Traded
Hibbett Sports, Inc.	Call	6	(16,320)	30.00	07/20/18	(1,131)	(1,065)
Hibbett Sports, Inc.	Call	13	(35,360)	30.00	10/19/18	(3,359)	(3,835)

Total Written Options - Exchange Traded						$(4,490)	$(4,900)

See accompanying notes to financial statements.

TCW Long/Short Fundamental Value Fund
Schedule of Investments (Unaudited) (Continued)	April 30, 2018

Notes to the Schedule of Investments:

CAD -	Canadian Dollar
ETF -	Exchange Traded Fund

See accompanying notes to financial statements.

TCW Long/Short Fundamental Value Fund
Investments by Industry (Unaudited)	April 30, 2018

Industry	Long Investments Percentage of Net Assets	Short Investments Percentage of Net Assets

Financials	45.6%	—%
Consumer Discretionary	16.5	—
Industrials	11.3	—
Real Estate Investment Trust (REIT)	8.7	—
Information Technology	3.5	(4.6)
Energy	1.1	—
Written Options	(0.4)	—
Exchange Traded Funds	—	(26.0)
Excess of Other Assets over Liabilities	44.3	—

Total	130.6%	(30.6)%

See accompanying notes to financial statements.

TCW Alternative Funds

Statements of Assets and Liabilities (Unaudited)	April 30, 2018

	TCW | Gargoyle Dynamic 500 Fund	TCW | Gargoyle Dynamic 500 Collar Fund	TCW | Gargoyle Dynamic 500 Market-Neutral Fund	TCW | Gargoyle Hedged Value Fund
ASSETS:
Investments, at Value (1)	$7,345,443	$1,032,198	$1,084,491	$29,157,173
Cash	90,638	35,030	13,165	34,191
Receivable for Securities Sold	—	—	—	440,202
Interest and Dividends Receivable	—	—	—	17,587
Receivable from Investment Adviser	—	9,960	10,043	37,138
Receivable for Fund Shares Sold	—	—	—	847
Prepaid Expenses	42,791	1,934	1,987	24,871

Total Assets	7,478,872	1,079,122	1,109,686	29,712,009

LIABILITIES:
Written Options, at Value (2)	131,170	9,755	44,091	421,390
Payable for Securities Purchased	—	—	—	341,273
Accrued Administration Fees	15,053	13,757	13,755	23,282
Payable to Investment Advisor	24,636	—	—	—
Accrued Management Fees	4,775	689	681	21,485
Accrued Transfer Agent Fees	3,483	3,384	3,431	18,400
Accrued Trustees’ Fees and Expenses	284	48	37	—
Accrued Distribution Fees	138	54	55	680
Other Accrued Expenses	2,717	1,241	1,439	4,094

Total Liabilities	182,256	28,928	63,489	830,604

NET ASSETS	$7,296,616	$1,050,194	$1,046,197	$28,881,405

NET ASSETS CONSIST OF:
Paid-in Capital	$6,470,930	$1,027,492	$1,065,065	$24,269,682
Undistributed Net Investment Income (Loss)	3,696	462	701	(138,022)
Accumulated Net Realized Gain (Loss) on Investments and Written Options	(454,823)	(78,484)	(128,815)	2,917,856
Net Unrealized Appreciation (Depreciation) of Investments and Written Options	1,276,813	100,724	109,246	1,831,889

NET ASSETS	$7,296,616	$1,050,194	$1,046,197	$28,881,405

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$6,625,057	$785,044	$774,551	$25,603,887

N Class Share	$671,559	$265,150	$271,646	$3,277,518

CAPITAL SHARES OUSTANDING: (3)
I Class Share	570,036	76,779	78,749	2,632,209

N Class Share	57,885	25,956	27,643	335,992

NET ASSET VALUE PER SHARE: (4)
I Class Share	$11.62	$10.22	$9.84	$9.73

N Class Share	$11.60	$10.22	$9.83	$9.75

(1)	The identified cost for the TCW | Gargoyle Dynamic 500 Fund, the TCW | Gargoyle Dynamic 500 Collar Fund, the TCW | Gargoyle Dynamic 500 Market-Neutral Fund and the TCW | Gargoyle Hedged Value Fund at April 30, 2018 was $6,072,975, $939,374, $987,421 and $27,429,138, respectively.
(2)	The premiums received for the TCW | Gargoyle Dynamic 500 Fund, the TCW | Gargoyle Dynamic 500 Collar Fund, the TCW | Gargoyle Dynamic 500 Market-Neutral Fund and the TCW | Gargoyle Hedged Value Fund at April 30, 2018 was $135,515, $17,655, $56,267 and $525,244, respectively.
(3)	Authorized to issue unlimited number of shares with no par value.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Alternative Funds

Statements of Assets and Liabilities (Unaudited)	April 30, 2018

	TCW | Gargoyle Systematic Value Fund	TCW Long/Short Fundamental Value Fund
ASSETS:
Investments, at Value (1)	$1,534,046	$916,173
Cash	6,544	121,353
Deposit with Brokers for Collateral on Short Sales	—	358,089
Receivable for Securities Sold	19,885	466
Interest and Dividends Receivable	1,052	1,252
Receivable from Investment Adviser	10,751	10,105
Prepaid Expenses	2,208	4,045

Total Assets	1,574,486	1,411,483

LIABILITIES:
Written Options, at Value (2)	—	4,900
Securities Sold Short, at Value (3)	—	323,100
Payable for Securities Purchased	20,566	7,977
Accrued Administration Fees	14,745	13,373
Accrued Management Fees	877	1,439
Accrued Transfer Agent Fees	3,194	3,265
Accrued Trustees’ Fees and Expenses	66	49
Accrued Distribution Fees	90	54
Other Accrued Expenses	763	505

Total Liabilities	40,301	354,662

NET ASSETS	$1,534,185	$1,056,821

NET ASSETS CONSIST OF:
Paid-in Capital	$1,339,417	$999,162
Distributions in Excess of Net Investment Income	(1,831)	(3,524)
Accumulated Net Realized Gain (Loss) on Investments and Investments on Securities Sold
Short, Foreign Currency Transactions and Written Options	121,172	8,932
Net Unrealized Appreciation of Investments, Investments on Securities Sold Short and Written Options	75,427	52,251

NET ASSETS	$1,534,185	$1,056,821

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$1,097,526	$792,933

N Class Share	$436,659	$263,888

CAPITAL SHARES OUSTANDING: (4)
I Class Share	94,978	75,009

N Class Share	37,836	25,000

NET ASSET VALUE PER SHARE: (5)
I Class Share	$11.56	$10.57

N Class Share	$11.54	$10.56

(1)	The identified cost for the TCW | Gargoyle Systematic Value Fund and the TCW Long/Short Fundamental Value Fund at April 30, 2018 was $1,458,619 and $851,879, respectively.
(2)	The premiums received for the TCW | Gargoyle Systematic Value Fund and the TCW Long/Short Fundamental Value Fund at April 30, 2018 was $0 and $4,490, respectively.
(3)	The proceeds received for the TCW | Gargoyle Systematic Value Fund and the TCW Long/Short Fundamental Value Fund at April 30, 2018 was $0 and $311,467, respectively.
(4)	Authorized to issue unlimited number of shares with no par value.
(5)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Alternative Funds

Statements of Operations (Unaudited)	Six Months Ended April 30, 2018

	TCW | Gargoyle Dynamic 500 Fund	TCW | Gargoyle Dynamic 500 Collar Fund	TCW | Gargoyle Dynamic 500 Market-Neutral Fund	TCW | Gargoyle Hedged Value Fund
INVESTMENT INCOME

Income:
Dividends (1)	$69,609	$9,347	$10,043	$267,427

Expenses:
Management Fees	29,611	4,168	4,211	152,016
Administration Fees	29,273	26,287	26,373	43,423
Transfer Agent Fees	20,084	19,383	19,602	66,378
Professional Fees	15,238	8,680	8,701	55,560
Trustees’ Fees and Expenses	10,000	1,405	1,437	46,335
Insurance Fees	6,683	927	971	33,651
Shareholder Reporting Expense	2,559	964	973	15,530
Registration Fees	1,638	602	602	18,757
Distribution Fees
N Class	801	329	362	4,321
Other Fees	3,125	2,618	2,614	5,363

Total expenses before waivers	119,012	65,363	65,846	441,334
Less Expenses Borne by Investment Adviser	(81,198)	(59,824)	(60,221)	(225,879)

Net Expenses	37,814	5,539	5,625	215,455

Net Investment Income	31,795	3,808	4,418	51,972

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	204,528	(22,894)	28,553	7,875,632
Written Options	(287,247)	(27,129)	(78,436)	(1,051,618)
Change in Unrealized Appreciation (Depreciation) on:
Investments	74,799	49,349	13,283	(5,990,424)
Written Options	34,297	7,188	19,996	253,427

Net Realized and Unrealized Gain (Loss) on Investments	26,377	6,514	(16,604)	1,087,017

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,172	$10,322	$(12,186)	$1,138,989

(1)	Net of foreign taxes withheld of $0, $0, $0 and $2,744, for the TCW | Gargoyle Dynamic 500 Fund, the TCW | Gargoyle Dynamic 500 Collar Fund, the TCW | Gargoyle Dynamic 500 Market-Neutral Fund and the TCW | Gargoyle Hedged Value Fund, respectively.

See accompanying notes to financial statements.

TCW Alternative Funds

Statements of Operations (Unaudited)	Six Months Ended April 30, 2018

	TCW | Gargoyle Systematic Value Fund	TCW Long/Short Fundamental Value Fund
INVESTMENT INCOME
Income:
Dividends (1)	$9,740	$8,912

Expenses:
Administration Fees	27,908	26,299
Transfer Agent Fees	19,210	19,352
Professional Fees	11,639	9,334
Management Fees	5,254	8,506
Trustees’ Fees and Expenses	2,000	1,337
Insurance Fees	1,349	901
Shareholder Reporting Expense	850	642
Distribution Fees
N Class	548	324
Registration Fees	527	581
Other Fees	2,661	2,632

Total Expenses Excluding Dividend Expense and Service Fee Rebate on Securities Sold Short	71,946	69,908
Dividend Expense and Service Fee Rebate on Securities Sold Short	—	1,803

Total expenses before waivers	71,946	71,711
Less Expenses Borne by Investment Adviser	(64,642)	(44,942)
Less Expenses Waived by Administrator	—	(8,333)
Less Expenses Waived by Transfer Agent	—	(6,000)

Net Expenses	7,304	12,436

Net Investment Income (Loss)	2,436	(3,524)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	163,072	8,833
Investments on Securities Sold Short	—	118
Foreign Currency Transactions	—	(19)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(94,568)	52,949
Investments on Securities Sold Short	—	(8,450)
Written Options	—	(410)

Net Realized and Unrealized Gain on Investments	68,504	53,021

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,940	$49,497

(1)	Net of foreign taxes withheld of $189 and $119, for the TCW | Gargoyle Systematic Value Fund and the TCW Long/Short Fundamental Value Fund, respectively.

See accompanying notes to financial statements.

TCW Alternative Funds

Statements of Changes in Net Assets

	TCW | Gargoyle Dynamic 500 Fund
	Six Months Ended April 30, 2018 (Unaudited)	Period Ended October 31, 2017
OPERATIONS:
Net Investment Income	$31,795	$64,657
Net Realized Loss on Investments and Written Options	(82,719)	(345,865)
Change in Unrealized Appreciation on Investments and Written Options	109,096	1,139,242

Increase in Net Assets Resulting from Operations	58,172	858,034

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from Net Investment Income:

I Class	(60,605)	(33,816)
N Class	(4,467)	(1,665)
Distributions from Net Realized Gain:
I Class	—	(26,360)
N Class	—	(2,036)

Total Distributions to Shareholders	(65,072)	(63,877)

NET CAPITAL SHARE TRANSACTIONS:

I Class	(281,908)	5,263,287
N Class	106,968	126,201

Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	(174,940)	5,389,488

Increase (Decrease) in Net Assets	(181,840)	6,183,645
NET ASSETS:

Beginning of Period	7,478,456	1,294,811

End of Period	$7,296,616	$7,478,456

Undistributed Net Investment Income	$3,696	$36,973

See accompanying notes to financial statements.

TCW Alternative Funds

Statements of Changes in Net Assets

	TCW | Gargoyle Dynamic 500 Collar Fund (1)		TCW | Gargoyle Dynamic 500 Market-Neutral Fund (1)
	Six Months Ended April 30, 2018 (Unaudited)	Period Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Period Ended October 31, 2017
OPERATIONS:
Net Investment Income	$3,808	$6,646	$4,418	$7,794
Net Realized Loss on Investments and Written Options	(50,023)	(28,461)	(49,883)	(53,377)
Change in Unrealized Appreciation on Investments and Written Options	56,537	44,187	33,279	75,967

Increase (Decrease) in Net Assets Resulting from Operations	10,322	22,372	(12,186)	30,384

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from Net Investment Income:
I Class	(7,984)	—	(8,838)	—
N Class	(2,164)	—	(2,830)	—
Distributions from Net Realized Gain:
I Class	—	—	(18,379)	—
N Class	—	—	(7,176)	—

Total Distributions to Shareholders	(10,148)	—	(37,223)	—

NET CAPITAL SHARE TRANSACTIONS:
I Class	7,984	760,000	27,217	760,000
N Class	2,164	257,500	(61,995)	340,000

Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	10,148	1,017,500	(34,778)	1,100,000

Increase (Decrease) in Net Assets	10,322	1,039,872	(84,187)	1,130,384

NET ASSETS:
Beginning of Period	1,039,872	—	1,130,384	—

End of Period	$1,050,194	$1,039,872	$1,046,197	$1,130,384

Undistributed Net Investment Income	$462	$6,802	$701	$7,951

(1)	Commencement of operations was February 28, 2017.

See accompanying notes to financial statements.

TCW Alternative Funds

Statements of Changes in Net Assets

	TCW | Gargoyle Hedged Value Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
OPERATIONS:
Net Investment Income (Loss)	$51,972	$(36,954)
Net Realized Gain (Loss) on Investments and Written Options	6,824,014	(546,313)
Change in Unrealized Appreciation (Depreciation) on Investments and Written Options	(5,736,997)	5,573,646

Increase in Net Assets Resulting from Operations	1,138,989	4,990,379

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from Net Investment Income:
I Class	—	(511,601)
N Class	—	(33,283)
Distributions from Net Realized Gain:
I Class	—	—
N Class	—	—

Total Distributions to Shareholders	—	(544,884)

NET CAPITAL SHARE TRANSACTIONS:
I Class	(9,715,299)	(8,172,291)
N Class	(216,835)	(4,720,150)

Decrease in Net Assets Resulting from Net Capital Share Transactions	(9,932,134)	(12,892,441)

Decrease in Net Assets	(8,793,145)	(8,446,946)
NET ASSETS:
Beginning of Period	37,674,550	46,121,496

End of Period	$28,881,405	$37,674,550

Undistributed Net Investment (Loss)	$(138,022)	$(189,994)

See accompanying notes to financial statements.

TCW Alternative Funds

Statements of Changes in Net Assets

	TCW | Gargoyle Systematic Value Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
OPERATIONS:
Net Investment Income	$2,436	$2,668
Net Realized Gain on Investments	163,072	318
Change in Unrealized Appreciation (Depreciation) on Investments	(94,568)	229,178

Increase in Net Assets Resulting from Operations	70,940	232,164

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from Net Investment Income:
I Class	(3,102)	(8,455)
N Class	(287)	(2,752)

Total Distributions to Shareholders	(3,389)	(11,207)

NET CAPITAL SHARE TRANSACTIONS:
I Class	61,209	23,980
N Class	287	2,752

Increase in Net Assets Resulting from Net Capital Share Transactions	61,496	26,732

Increase in Net Assets	129,047	247,689
NET ASSETS:
Beginning of Period	1,405,138	1,157,449

End of Period	$1,534,185	$1,405,138

Undistributed Net Investment (Loss)	$(1,831)	$(878)

See accompanying notes to financial statements.

TCW Alternative Funds

Statements of Changes in Net Assets

	TCW Long/Short Fundamental Value Fund (1)
	Six Months Ended April 30, 2018 (Unaudited)	Period Ended October 31, 2017
OPERATIONS:
Net Investment Loss	$(3,524)	$(644)
Net Realized Gain (Loss) on Investments, Foreign Currency Transactions and Securities Sold Short	8,932	(203)
Change in Unrealized Appreciation on Investments and Investments on Securities Sold Short and Written Options	44,089	8,162

Increase in Net Assets Resulting from Operations	49,497	7,315

NET CAPITAL SHARE TRANSACTIONS:
I Class	80,009	670,000
N Class	—	250,000

Increase in Net Assets Resulting from Net Capital Share Transactions	80,009	920,000

Increase in Net Assets	129,506	927,315

NET ASSETS:
Beginning of Period	927,315	—

End of Period	$1,056,821	$927,315

Undistributed Net Investment Loss	$(3,524)	$—

(1)	Commencement of operations was September 29, 2017.

See accompanying notes to financial statements.

TCW Alternative Funds

Notes to Financial Statements (Unaudited)	April 30, 2018

Note 1 — Organization

TCW Alternative Funds, a Delaware statutory trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of six separate portfolios (each a “Fund” and collectively, the “Funds”): TCW | Gargoyle Dynamic 500 Fund (“Dynamic 500”), TCW | Gargoyle Dynamic 500 Collar Fund (“Dynamic 500 Collar”), TCW | Gargoyle Dynamic 500 Market-Neutral Fund (“Dynamic 500 Market-Neutral”), TCW | Gargoyle Hedged Value Fund (“Hedged Value”), TCW | Gargoyle Systematic Value Fund (“Systematic Value”) and the TCW Long/Short Fundamental Value Fund (“Fundamental Value”). TCW Investment Management Company (the “Adviser”) is the investment adviser to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund’s investment objective and principal strategy are as follows:

TCW Alternative Fund	Investment Objective and Principal Strategy

TCW | Gargoyle Dynamic 500 Fund	Seeks greater long-term capital appreciation with reduced risk and lower volatility than the S&P 500 Index. The Fund seeks to achieve this by buying the S&P 500 Index and selling short-term, out-of-the-money SPX Call Options.

TCW | Gargoyle Dynamic 500 Collar Fund	Seeks long-term capital appreciation with limited and defined risk of significant loss compared to the S&P 500 Index.

TCW | Gargoyle Dynamic 500 Market-Neutral Fund	Seeks long-term capital appreciation regardless of the movement in the S&P 500 Index.

TCW | Gargoyle Hedged Value Fund	Seeks long-term capital appreciation with lower volatility than a standalone stock portfolio by mixing a stock portfolio with index call options.

TCW | Gargoyle Systematic Value Fund	Seeks long-term capital appreciation by investing in equity securities of medium-large capitalization companies.

TCW Long/Short Fundamental Value Fund	Seeks long-term capital appreciation.

The Funds offer two classes of shares: I Class and N Class. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes. Each Fund is considered an investment company under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services - Investment Companies.

Net Asset Value: The net asset value per share (“NAV”) of each Class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class at the close of the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern Time or 1:00 p.m. Pacific Time, but the NYSE sometimes closes earlier) on each day that the NYSE is open for trading.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2018

Security Valuations: Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ Stock Market are valued using official closing prices as reported by NASDAQ. Exchange traded derivatives are valued at the mid price, or if no mid price exists then the last trade price; if no trade price exists then they are valued at the bid price, and if no bid price then ask price for both purchased and written options. Swaps and futures are valued at the last sale price, or if no sales are reported, then the last ask price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Adviser that prices received are not reflective of a security’s market value, are valued by the Adviser in good faith under procedures established by and under the general supervision of the Trust’s Board of Trustees.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value inputs for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2018

Note 2 — Significant Accounting Policies (Continued)

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the observability of the input. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Options contracts. Option contracts traded on exchanges are fair valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

The Funds categorized all of their investments and other financial instruments at Level 1, with the corresponding industries as represented in the Schedule of Investments as of April 30, 2018.

The Funds did not have any transfers in and out of Level 1 of the fair value hierarchy during the period ended April 30, 2018.

The Funds held no investments or other financial instruments at April 30, 2018, whose fair value was calculated using Level 3 inputs.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are reclassified to ordinary income for federal income tax purposes.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2018

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, assets, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2018, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories.

TCW | Gargoyle Dynamic 500 Fund	Equity Risk	Total
Statement of Assets and Liabilities:
Liability Derivatives
Written Options	$(131,170)	$(131,170)

Total Value	$(131,170)	$(131,170)

Statement of Operations:
Realized Gain (Loss) on:
Written Options	$(287,247)	$(287,247)

Total Value	$(287,247)	$(287,247)

Change in Unrealized Appreciation (Depreciation) on:
Written Options	$34,297	$34,297

Total Unrealized Appreciation (Depreciation)	$34,297	$34,297

Number of Contracts(1)	24	24

(1) Amounts disclosed represent average number of contracts, which are representative of the volume traded for the period ended April 30, 2018.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2018

Note 2 — Significant Accounting Policies (Continued)

TCW | Gargoyle Dynamic 500 Collar Fund	Equity Risk	Total

Statement of Assets and Liabilities:
Liability Derivatives
Written Options	$(9,755)	$(9,755)

Total Value	$(9,755)	$(9,755)

Statement of Operations:
Realized Gain (Loss) on:
Written Options	$(27,129)	$(27,129)

Total Value	$(27,129)	$(27,129)

Change in Unrealized Appreciation (Depreciation) on:
Written Options	$7,188	$7,188

Total Unrealized Appreciation (Depreciation)	$7,188	$7,188

Number of Contracts(1)	10	10

(1) Amounts disclosed represent average number of contracts, which are representative of the volume traded for the period ended April 30, 2018.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2018

TCW | Gargoyle Dynamic 500 Market-Neutral Fund	Equity Risk	Total

Statement of Assets and Liabilities:
Liability Derivatives
Written Options	$(44,091)	$(44,091)

Total Value	$(44,091)	$(44,091)

Statement of Operations:
Realized Gain (Loss) on:
Written Options	$(78,436)	$(78,436)

Total Value	$(78,436)	$(78,436)

Change in Unrealized Appreciation (Depreciation) on:
Written Options	$19,996	$19,996

Total Unrealized Appreciation (Depreciation)	$19,996	$19,996

Number of Contracts(1)	22	22

(1) Amounts disclosed represent average number of contracts, which are representative of the volume traded for the period ended April 30, 2018.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2018

Note 2 — Significant Accounting Policies (Continued)

TCW | Gargoyle Hedged Value Fund	Equity Risk	Total

Statement of Assets and Liabilities:
Liability Derivatives
Written Options	$(421,390)	$(421,390)

Total Value	$(421,390)	$(421,390)

Statement of Operations:
Realized Gain (Loss) on:
Written Options	$(1,051,618)	$(1,051,618)

Total Value	$(1,051,618)	$(1,051,618)

Change in Unrealized Appreciation (Depreciation) on:
Written Options	$253,427	$253,427

Total Unrealized Appreciation (Depreciation)	$253,427	$253,427

Number of Contracts(1)	103	103

(1) Amounts disclosed represent average number of contracts, which are representative of the volume traded for the period ended April 30, 2018.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2018

TCW Long/Short Fundamental Value Fund	Equity Risk	Total
Statement of Assets and Liabilities:
Liability Derivatives
Written Options	$(4,900)	$(4,900)

Total Value	$(4,900)	$(4,900)

Statement of Operations:
Realized Gain (Loss) on:
Written Options	—	—

Total Value	—	—

Change in Unrealized Appreciation (Depreciation) on:
Written Options	$(410)	$(410)

Total Unrealized Appreciation (Depreciation)	$(410)	$(410)

Number of Contracts(1)	19	19

(1) Amounts disclosed represent average number of contracts, which are representative of the volume traded for the period ended April 30, 2018.

Options: The Funds purchase and sell put and call options on securities or indices to enhance investment performance and/or to protect against changes in market prices.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. The Funds may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by them. The Funds may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Funds hold the security underlying the option, the option premium and any transaction costs will reduce any profit the Funds might have realized had they sold the underlying security instead of buying the put option. The Funds may purchase call options to hedge against an increase in the price of securities that the Funds ultimately wants to buy. The Funds may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

The Funds sell index call options to partially hedge its stock portfolio. The Funds receive premiums for selling these options. However, selling index call options can limit the Funds’ opportunity to profit from an increase in the market value of the stock portfolio to the extent that the index options’ value increases above the sum of the option premium received and the exercise price of the call options.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2018

Note 2 — Significant Accounting Policies (Continued)

Options purchased or sold by the Funds may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Dynamic 500, Dynamic 500 Collar, Dynamic 500 Market-Neutral, Hedged Value and Fundamental Value wrote call options during the period ended April 30, 2018, to lower the volatility of each Fund while producing additional income. The Dynamic 500 Collar purchased put options during the same period to hedge the emerging markets sector.

Option contracts purchased and written by the Funds and outstanding at the end of the respective periods are listed in each Fund’s Schedule of Investments.

The amount listed on the Statements of Assets and Liabilities as either deposit with brokers or payable to brokers for options, is cash held with or owed to the prime broker, Credit Suisse, to cover the cash movement of opening and closing option trades within the broker’s account.

Short Sales: Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas from purchases cannot exceed the total amount invested.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to the Funds or class as incurred on a specific identification basis. Differences in class-specific fees and expenses will result in differences in net investment income, and therefore, could result in differing amounts of distributions made by each class.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by the Funds will be distributed at least annually.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2018

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to wash sales rules, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year. Dividends received from real estate investment trust securities may include return of capital. Such distributions reduce the cost basis of the respective securities. Distribution received, if any, in excess of the cost basis of a security is recognized as capital gain.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Risk Considerations

Market Risk: The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Investment Style Risk: The Funds may also be subject to investment style risk. The Adviser’s investment styles may be out of favor at times or may not produce the best results over shorter or longer time periods and may increase the volatility of the Funds’ share price.

Equity Risk: Equity securities may include common stock, preferred stock or other securities representing an ownership interest or the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities fluctuate in value more than bonds and can decline in value over short or extended periods. The value of stocks and other equity securities will be affected by changes in a company’s financial condition and in overall market, economic and political conditions.

Exchange-Traded Funds Risk: ETFs are investment companies that invest in a portfolio of securities designed to track a particular market segment or index and whose shares are bought and sold on a security exchange. The risk of ETFs generally reflects the risk of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, an ETF’s performance may not match the performance of a particular market segment or index for a number of reasons, including costs incurred by the ETF in buying and selling securities. Assets invested in ETFs will indirectly bear the fees and expenses of the ETF, including operating costs and advisory fees that you, as a shareholder in a Fund, indirectly bear. Additionally, a shareholder may indirectly bear brokerage costs incurred by a Fund when it purchases ETFs.

Derivatives Risk: Use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2018

Note 3 — Risk Considerations (Continued)

High Portfolio Turnover Risk: The Funds may engage in active and frequent trading of portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Funds, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Funds portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to funds with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information, which can be obtained on the Funds’ website (www.tcw.com) or by calling the customer service.

Note 4 — Federal Income Taxes

It is the policy of the Funds to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2018 net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes

TCW | Gargoyle Dynamic 500 Fund	$ 1,279,432	$(4,652)	$ 1,274,780	$ 5,939,493
TCW | Gargoyle Dynamic 500 Collar Fund	102,990	(2,266)	100,724	921,719
TCW | Gargoyle Dynamic 500 Market-Neutral Fund	110,695	(1,449)	109,246	931,154
TCW | Gargoyle Hedged Value Fund	3,877,587	(2,045,698)	1,831,889	26,903,894
TCW | Gargoyle Systematic Value Fund	191,239	(115,812)	75,427	1,458,619
TCW Long/Short Fundamental Value Fund	104,818	(52,567)	52,251	535,922

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2018

At April 30, 2018, the following Funds had net realized loss that will carryforward indefinitely for federal income tax purposes:

	Short-Term	Long-Term

TCW | Gargoyle Dynamic 500 Fund	$149,405	$143,605
TCW | Gargoyle Dynamic 500 Collar Fund	15,112	22,668
TCW | Gargoyle Hedged Value Fund	3,055,652	1,000,080
TCW | Gargoyle Systematic Value Fund	5,904	35,996

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Adviser, as compensation for services rendered, facilities furnished and expenses borne by it, annual management fees of a percentage of the Funds’ daily net asset value as follows:

TCW | Gargoyle Dynamic 500 Fund	0.80%
TCW | Gargoyle Dynamic 500 Collar Fund	0.80%
TCW | Gargoyle Dynamic 500 Market-Neutral Fund	0.80%
TCW | Gargoyle Hedged Value Fund	0.90%
TCW | Gargoyle Systematic Value Fund	0.70%
TCW Long/Short Fundamental Value Fund	1.65%

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2018

Note 5 — Fund Management Fees and Other Expenses (Continued)

The Adviser, not the Funds, is responsible for the payment of sub-advisory fees to Gargoyle Investment Advisor L.L.C. (“Gargoyle”), as the Sub-Adviser for the Funds listed below. Under the Investment Sub-Advisory Agreement with Gargoyle, the Adviser pays the following sub-advisory fees to Gargoyle as compensation for the services rendered to those Funds listed below:

Fund	Annual Sub-Advisory Fee (As Percent of Average Net Asset Value)
TCW | Gargoyle Dynamic 500 Fund	0.40%*
TCW | Gargoyle Dynamic 500 Collar Fund	0.40%*
TCW | Gargoyle Dynamic 500 Market-Neutral Fund	0.40%*
TCW | Gargoyle Hedged Value Fund	0.38% - 0.70%**
TCW | Gargoyle Systematic Value Fund	0.35%*

* These amounts may be reduced to the extent there are operating expenses paid by the Adviser or Gargoyle for the applicable Fund.

** Varies based on average net asset value and Fund and Adviser expenses.

The Adviser limits the operating expenses of each Class of shares not to exceed the following expense ratios relative to each Class’ average daily net assets:

TCW | Gargoyle Dynamic 500 Fund
I Shares	1.00	%(1)
N Shares	1.25	%(1)

TCW | Gargoyle Dynamic 500 Collar Fund
I Shares	1.00	%(1)
N Shares	1.25	%(1)

TCW | Gargoyle Dynamic 500 Market-Neutral Fund
I Shares	1.00	%(1)
N Shares	1.25	%(1)

TCW | Gargoyle Hedged Value Fund
I Shares	1.25	%(1)
N Shares	1.50	%(1)

TCW | Gargoyle Systematic Value Fund
I Shares	0.90	%(1)
N Shares	1.15	%(1)

TCW Long/Short Fundamental Value Fund
I Shares	2.00	%(1)
N Shares	2.25	%(1)

(1) These limitations are based on an agreement between the Adviser and the Fund.

The amount borne by the Adviser during a fiscal year when the operating expenses of a Fund are in excess of the expense limitation can be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Adviser can recapture expenses from the Funds for three years from the date they were waived.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2018

At April 30, 2018, the Adviser has available for recoupment the following class specific waivers recorded by the Funds:

Fund	Year	Total Waived	Expiration Date	04/30/2018 Remaining

TCW | Gargoyle Dynamic 500 Fund
I Class Shares	10/31/2016	$60,475	10/31/2019	$60,475
N Class Shares	10/31/2016	$25,974	10/31/2019	$25,974

Total				$86,449

TCW | Gargoyle Dynamic 500 Fund
I Class Shares	10/31/2017	$134,132	10/31/2020	$134,132
N Class Shares	10/31/2017	$10,106	10/31/2020	$10,106

Total				$144,238

TCW | Gargoyle Dynamic 500 Fund
I Class Shares	10/31/2018	$74,169	10/31/2021	$74,169
N Class Shares	10/31/2018	$7,029	10/31/2021	$7,029

Total				$81,198

TCW | Gargoyle Dynamic 500 Collar Fund
I Class Shares	10/31/2017	$64,173	10/31/2020	$64,173
N Class Shares	10/31/2017	$21,443	10/31/2020	$21,443

Total				$85,616

TCW | Gargoyle Dynamic 500 Collar Fund
I Class Shares	10/31/2018	$44,712	10/31/2021	$44,712
N Class Shares	10/31/2018	$15,112	10/31/2021	$15,112

Total				$59,824

TCW | Gargoyle Dynamic 500 Market-Neutral Fund
I Class Shares	10/31/2017	$62,485	10/31/2020	$62,485
N Class Shares	10/31/2017	$23,131	10/31/2020	$23,131

Total				$85,616

TCW | Gargoyle Dynamic 500 Market-Neutral Fund
I Class Shares	10/31/2018	$43,674	10/31/2021	$43,674
N Class Shares	10/31/2018	$16,547	10/31/2021	$16,547

Total				$60,221

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2018

Note 5 — Fund Management Fees and Other Expenses (Continued)

Fund	Year	Total Waived	Expiration Date	04/30/2018 Remaining

TCW | Gargoyle Hedged Value Fund
I Class Shares	10/31/2015	$150,140	10/31/2018	$150,140
N Class Shares	10/31/2015	$36,779	10/31/2018	$36,779

Total				$186,919

TCW | Gargoyle Hedged Value Fund
I Class Shares	10/31/2016	$424,688	10/31/2019	$424,688
N Class Shares	10/31/2016	$92,855	10/31/2019	$92,855

Total				$517,543

TCW | Gargoyle Hedged Value Fund
I Class Shares	10/31/2017	$426,238	10/31/2020	$426,238
N Class Shares	10/31/2017	$46,185	10/31/2020	$46,185

Total				$472,423

TCW | Gargoyle Hedged Value Fund
I Class Shares	10/31/2018	$201,632	10/31/2021	$201,632
N Class Shares	10/31/2018	$24,247	10/31/2021	$24,247

Total				$225,879

TCW | Gargoyle Systematic Value Fund
I Class Shares	10/31/2016	$62,373	10/31/2019	$62,373
N Class Shares	10/31/2016	$26,797	10/31/2019	$26,797

Total				$89,170

TCW | Gargoyle Systematic Value Fund
I Class Shares	10/31/2017	$89,039	10/31/2020	$89,039
N Class Shares	10/31/2017	$37,794	10/31/2020	$37,794

Total				$126,833

TCW | Gargoyle Systematic Value Fund
I Class Shares	10/31/2018	$45,754	10/31/2021	$45,754
N Class Shares	10/31/2018	$18,888	10/31/2021	$18,888

Total				$64,642

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2018

Fund	Year	Total Waived	Expiration Date	04/30/2018 Remaining

TCW Long/Short Fundamental Value Fund
I Class Shares	10/31/2017	$1,706	10/31/2020	$1,706
N Class Shares	10/31/2017	$664	10/31/2020	$664

Total				$2,370

TCW Long/Short Fundamental Value Fund
I Class Shares	10/31/2018	$33,657	10/31/2021	$33,657
N Class Shares	10/31/2018	$11,285	10/31/2021	$11,285

Total				$44,942

Trustees’ Fees: Trustees who are not affiliated with the Adviser receive compensation from the Funds as shown on the Statement of Operations. Trustees may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred are recorded on the Funds’ books as other liabilities.

Note 6 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Adviser and the Funds, serves as the non-exclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares. Under the terms of the plan, the Funds compensate the Distributor at a rate equal to 0.25% of the average daily net assets of the Funds attributable to their N Class shares for distribution and related services.

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2018, were as follows:

	Purchases at Cost	Sales or Maturity Proceeds
TCW | Gargoyle Dynamic 500 Fund	$395,795	$860,111
TCW | Gargoyle Dynamic 500 Collar Fund	68,182	108,661
TCW | Gargoyle Dynamic 500 Market-Neutral Fund	131,165	271,399
TCW | Gargoyle Hedged Value Fund	13,042,075	24,019,006
TCW | Gargoyle Systematic Value Fund	573,546	511,297
TCW Long/Short Fundamental Value Fund	241,099	159,672

There were no purchases or sales of U.S. government securities during this period.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2018

Note 8 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW | Gargoyle Dynamic 500 Fund	Six Months
	Ended April 30, 2018		Year Ended October 31, 2017
I Class	Shares	Amount	Shares	Amount
Shares sold	3,065	$36,092	537,756	$5,608,091
Shares Issued upon Reinvestment of Dividends	5,136	60,605	5,725	60,176
Shares Redeemed	(32,018)	(378,604)	(37,604)	(404,980)

Net Increase (Decrease)	(23,817)	$(281,907)	505,877	$5,263,287

TCW | Gargoyle Dynamic 500 Fund	Six Months Ended April 30, 2018		Year Ended October 31, 2017
N Class	Shares	Amount	Shares	Amount
Shares sold	8,678	$102,500	10,781	$122,500
Shares Issued upon Reinvestment of Dividends	379	4,467	352	3,701
Shares Redeemed	—	—	—	—

Net Increase	9,057	$106,967	11,133	$126,201

TCW | Gargoyle Dynamic 500 Collar Fund	Six Months Ended April 30, 2018		Period Ended October 31, 2017
I Class	Shares	Amount	Shares	Amount
Shares sold	—	—	76,003	$760,000
Shares Issued upon Reinvestment of Dividends	776	$7,984	—	—
Shares Redeemed	—	—	—	—

Net Increase	776	$7,984	76,003	$760,000

TCW | Gargoyle Dynamic 500 Collar Fund	Six Months Ended April 30, 2018		Period Ended October 31, 2017
N Class	Shares	Amount	Shares	Amount
Shares sold	—	—	25,746	$257,500
Shares Issued upon Reinvestment of Dividends	210	$2,164	—	—
Shares Redeemed	—	—	—	—

Net Increase	210	$2,164	25,746	$257,500

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2018

TCW | Gargoyle Dynamic 500 Market-Neutral Fund	Six Months
	Ended		Period Ended
	April 30, 2018		October 31, 2017
I Class	Shares	Amount	Shares	Amount
Shares sold	—	—	76,003	$760,000
Shares Issued upon Reinvestment of Dividends	2,746	$27,217	—	—
Shares Redeemed	—	—	—	—

Net Increase	2,746	$27,217	76,003	$760,000

TCW | Gargoyle Dynamic 500 Market-Neutral Fund	Six Months
	Ended		Period Ended
	April 30, 2018		October 31, 2017
N Class	Shares	Amount	Shares	Amount
Shares sold	487	$5,000	36,214	$365,000
Shares Issued upon Reinvestment of Dividends	1,010	10,006	—	—
Shares Redeemed	(7,635)	(77,001)	(2,433)	(25,000)

Net Increase (Decrease)	(6,138)	$(61,995)	33,781	$340,000

TCW | Gargoyle Hedged Value Fund	Six Months
	Ended		Year Ended
	April 30, 2018		October 31, 2017
I Class	Shares	Amount	Shares	Amount
Shares sold	73,617	$747,344	570,021	$5,175,502
Shares Issued upon Reinvestment of Dividends	—	—	53,823	482,257
Shares Redeemed	(1,008,791)	(10,462,643)	(1,465,825)	(13,830,050)

Net Decrease	(935,174)	$(9,715,299)	(841,981)	$(8,172,291)

TCW | Gargoyle Hedged Value Fund	Six Months
	Ended		Year Ended
	April 30, 2018		October 31, 2017
N Class	Shares	Amount	Shares	Amount
Shares sold	5,061	$50,888	40,315	$374,544
Shares Issued upon Reinvestment of Dividends	—	—	3,303	29,763
Shares Redeemed	(27,028)	(267,723)	(565,752)	(5,124,457)

Net Decrease	(21,967)	$(216,835)	(522,134)	$(4,720,150)

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2018

    Note 8 — Capital Share Transactions (Continued)

TCW | Gargoyle Systematic Value Fund	Six Months
	Ended		Year Ended
	April 30, 2018		October 31, 2017
I Class	Shares	Amount	Shares	Amount
Shares sold	4,809	$58,107	1,457	$15,525
Shares Issued upon Reinvestment of Dividends	263	3,102	839	8,455
Shares Redeemed	—	—	—	—

Net Increase	5,072	$61,209	2,296	$23,980

TCW | Gargoyle Systematic Value Fund	Six Months
	Ended		Year Ended
	April 30, 2018		October 31, 2017
N Class	Shares	Amount	Shares	Amount
Shares sold	—	—	—	—
Shares Issued upon Reinvestment of Dividends	25	$287	273	$2,752
Shares Redeemed	—	—	—	—

Net Increase	25	$287	273	$2,752

TCW Long/Short Fundamental Value Fund	Six Months
	Ended		Period Ended
	April 30, 2018		October 31, 2017
I Class	Shares	Amount	Shares	Amount
Shares sold	8,009	$80,009	67,000	$670,000
Shares Issued upon Reinvestment of Dividends	—	—	—	—
Shares Redeemed	—	—	—	—

Net Increase	8,009	$80,009	67,000	$670,000

TCW Long/Short Fundamental Value Fund	Six Months
	Ended		Period Ended
	April 30, 2018		October 31, 2017
N Class	Shares	Amount	Shares	Amount
Shares sold	—	—	25,000	$250,000
Shares Issued upon Reinvestment of Dividends	—	—	—	—
Shares Redeemed	—	—	—	—

Net Increase	—	—	25,000	$250,000

Note 9 — Affiliate Ownership

As of April 30, 2018, the affiliates of the Funds and Adviser own 52.8%, 99.2%, 98.4%, 5.6%, 100% and 100% of the outstanding shares of each of the TCW | Gargoyle Dynamic 500 Fund, TCW | Gargoyle Dynamic 500 Collar Fund, TCW | Gargoyle Dynamic 500 Market-Neutral Fund, TCW Gargoyle Hedged Value Fund, TCW | Gargoyle Systematic Value Fund and TCW Long/Short Fundamental Value Fund, respectively.

TCW Alternative Funds
Notes to Financial Statements (Continued)	April 31, 2015

Note 10 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2018.

Note 11 — Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the Trustees which provides that the Trust will indemnify and hold harmless each Trustee against any expenses actually and reasonably incurred by any Trustee in any proceeding arising out of or in connection with the Trustee’s services to the Trust, to the fullest extent permitted by the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote. The Trust has not accrued any liability in connection with such indemnification.

TCW | Gargoyle Dynamic 500 Fund

Financial Highlights - I Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	November 30, 2015 (Commencement of Operations) through October 31, 2016
Net Asset Value Per Share, Beginning of Period	$11.64		$10.31	$10.00

Income from Investment Operations:
Net Investment Income(1)	0.05		0.11	0.12
Net Realized and Unrealized Gain on Investment	0.03		1.34	0.24

Total from Investment Operations	0.08		1.45	0.36

Less Distributions:
Distributions from Net Investment Income	(0.10)		(0.07)	(0.05)
Distributions from Net Realized Gain	—		(0.05)	—

Total Distributions	(0.10)		(0.12)	(0.05)

Net Asset Value Per Share, End of Period	$11.62		$11.64	$10.31

Total Return	0.71	%(2)	14.22%	3.66	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$6,625		$6,912	$907
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.19	%(3)	3.28%	8.54	%(3)
After Expense Reimbursement	1.00	%(3)	1.00%	1.00	%(3)
Ratio of Net Investment Income to Average Net Assets	0.88	%(3)	1.04%	1.31	%(3)
Portfolio Turnover Rate	5	%(2)	14%	7	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	Not annualized.

(3)	Annualized.

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Fund

Financial Highlights - N Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	November 30, 2015 (Commencement of Operations) through October 31, 2016
Net Asset Value Per Share, Beginning of Period	$11.61		$10.29	$10.00

Income from Investment Operations:
Net Investment Income(1)	0.04		0.08	0.10
Net Realized and Unrealized Gain on Investment	0.03		1.33	0.24

Total from Investment Operations	0.07		1.41	0.34

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.04)	(0.05)
Distributions from Net Realized Gain	—		(0.05)	—

Total Distributions	(0.08)		(0.09)	(0.05)

Net Asset Value Per Share, End of Period	$11.60		$11.61	$10.29

Total Return	0.61	%(2)	13.88%	3.44	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$672		$567	$388
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.44	%(3)	3.53%	8.79	%(3)
After Expense Reimbursement	1.25	%(3)	1.25%	1.25	%(3)
Ratio of Net Investment Income to Average Net Assets	0.62	%(3)	0.76%	1.06	%(3)
Portfolio Turnover Rate	5	%(2)	14%	7	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	Not annualized.

(3)	Annualized.

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Collar Fund

Financial Highlights - I Class

	Six Months Ended April 30, 2018 (Unaudited)		February 28, 2017 (Commencement of Operations) through October 31, 2017
Net Asset Value Per Share, Beginning of Period	$10.22		$10.00

Income from Investment Operations:
Net Investment Income(1)	0.04		0.07
Net Realized and Unrealized Gain on Investment	0.07		0.15

Total from Investment Operations	0.11		0.22

Less Distributions:
Distributions from Net Investment Income	(0.11)		—

Total Distributions	(0.11)		—

Net Asset Value Per Share, End of Period	$10.22		$10.22

Total Return	1.02	%(2)	2.20	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$785		$777
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	12.48	%(3)	15.97	%(3)
After Expense Reimbursement	1.00	%(3)	1.00	%(3)
Ratio of Net Investment Income to Average Net Assets	0.79	%(3)	1.04	%(3)
Portfolio Turnover Rate	7	%(2)	0	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	Not annualized.

(3)	Annualized.

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Collar Fund

Financial Highlights - N Class

	Six Months Ended April 30, 2018 (Unaudited)		February 28, 2017 (Commencement of Operations) through October 31, 2017
Net Asset Value Per Share, Beginning of Period	$10.21		$10.00

Income from Investment Operations:
Net Investment Income (1)	0.03		0.05
Net Realized and Unrealized Gain on Investment	0.06		0.16

Total from Investment Operations	0.09		0.21

Less Distributions:
Distributions from Net Investment Income	(0.08)		—

Total Distributions	(0.08)		—

Net Asset Value Per Share, End of Period	$10.22		$10.21

Total Return	0.92	%(2)	2.10	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$265		$263
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	12.73	%(3)	16.22	%(3)
After Expense Reimbursement	1.25	%(3)	1.25	%(3)
Ratio of Net Investment Income to Average Net Assets	0.54	%(3)	0.77	%(3)
Portfolio Turnover Rate	7	%(2)	0	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	Not annualized.

(3)	Annualized.

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Market-Neutral Fund

Financial Highlights - I Class

	Six Months Ended April 30, 2018 (Unaudited)		February 28, 2017 (Commencement of Operations) through October 31, 2017
Net Asset Value Per Share, Beginning of Period	$10.30		$10.00

Income from Investment Operations:
Net Investment Income(1)	0.04		0.08
Net Realized and Unrealized Gain (Loss) on Investment	(0.14)		0.22

Total from Investment Operations	(0.10)		0.30

Less Distributions:
Distributions from Net Investment Income	(0.12)		—
Distributions From Net Realized Gain	(0.24)		—

Total Distributions	(0.36)		—

Net Asset Value Per Share, End of Period	$9.84		$10.30

Total Return	(1.02	)%(2)	3.00	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$775		$783
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	12.44	%(3)	15.40	%(3)
After Expense Reimbursement	1.00	%(3)	1.00	%(3)
Ratio of Net Investment Income to Average Net Assets	0.92	%(3)	1.16	%(3)
Portfolio Turnover Rate	12	%(2)	7	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	Not annualized.

(3)	Annualized.

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Market-Neutral Fund

Financial Highlights - N Class

	Six Months Ended April 30, 2018 (Unaudited)		February 28, 2017 (Commencement of Operations) through October 31, 2017
Net Asset Value Per Share, Beginning of Period	$10.28		$10.00

Income from Investment Operations:
Net Investment Income(1)	0.03		0.06
Net Realized and Unrealized Gain (Loss) on Investment	(0.14)		0.22

Total from Investment Operations	(0.11)		0.28

Less Distributions:
Distributions from Net Investment Income	(0.10)		—
Distributions From Net Realized Gain	(0.24)		—

Total Distributions	(0.34)		—

Net Asset Value Per Share, End of Period	$9.83		$10.28

Total Return	(1.13	)%(2)	2.80	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$272		$347
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	12.69	%(3)	15.65	%(3)
After Expense Reimbursement	1.25	%(3)	1.25	%(3)
Ratio of Net Investment Income to Average Net Assets	0.64	%(3)	0.92	%(3)
Portfolio Turnover Rate	12	%(2)	7	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	Not annualized.

(3)	Annualized.

See accompanying notes to financial statements.

TCW | Gargoyle Hedged Value Fund

Financial Highlights - I Class

	Six Months Ended April 30, 2018		Year Ended	Year Ended October 31,	One Month Ended October 31,		Year Ended September 30,
	(Unaudited)		October 31, 2017	2016	2015(1)		2015(2)	2014(2)(8)		2013(2)(8)
Net Asset Value Per Share, Beginning of Period	$9.59		$8.72	$9.38	$9.07		$10.34	$9.07		$7.25

Income from Investment Operations:
Net Investment Income (Loss)(3)	0.02		(0.01)	0.07	(0.00	)(4)	0.07	0.05		0.07
Net Realized and Unrealized Gain (Loss) on Investment	0.12		0.99	(0.52)	0.31		(0.89)	1.33		1.96

Total from Investment Operations	0.14		0.98	(0.45)	0.31		(0.82)	1.38		2.03

Less Distributions:
Distributions from Net Investment Income	—		(0.11)	(0.05)	—		(0.04)	(0.04)		(0.06)
Distributions from Net Realized Gain	—		—	(0.16)	—		(0.41)	(0.07)		(0.15)

Total Distributions	—		(0.11)	(0.21)	—		(0.45)	(0.11)		(0.21)

Net Asset Value Per Share, End of Period	$9.73		$9.59	$8.72	$9.38		$9.07	$10.34		$9.07

Total Return	1.46	%(5)	11.34%	(4.69)%	3.42	%(5)	(8.15)%	15.32%		28.54%
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$25,604		$34,226	$38,438	$55,734		$53,166	$44,955		$20,123
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.58	%(6)	2.28%	2.19%	2.39	%(6)	1.37%	1.17%		1.52%
After Expense Reimbursement	1.25	%(6)	1.25%	1.25%	1.25	%(6)	1.25%	1.25	%(7)	1.25%
Ratio of Net Investment Income (Loss)to Average Net Assets	0.33	%(6)	(0.06)%	0.82%	(0.31	)%(6)	0.66%	0.48%		0.92%
Portfolio Turnover Rate	38	%(5)	52%	57%	3	%(5)	71%	42%		66%

(1)	The Fund changed its fiscal year end to October 31.
(2)	Reflects the Institutional Class of the Predecessor Fund adjusted for the exchange. See Note 2 in the Notes to Financial Statements.
(3)	Computed using average shares outstanding throughout the period.
(4)	Less than (0.005).
(5)	Not annualized.
(6)	Annualized.
(7)	Ratios include previously waived advisory fees recovered.
(8)

In connection with the reorganization of the RiverPark/Gargoyle Hedged Value Fund into the TCW | Gargoyle Hedged Value Fund, a conversion factor of 1.37451 was applied to the years ended September 30, 2014 and 2013 per share amounts to properly reflect the historical performance of the Fund.

See accompanying notes to financial statements.

TCW | Gargoyle Hedged Value Fund

Financial Highlights - N Class

	Six Months Ended April 30, 2018		Year Ended	Year Ended October 31,	One Month Ended October 31,		Year Ended September 30,
	(Unaudited)		October 31, 2017	2016	2015(1)		2015(2)	2014(2)(8)		2013(2)(8)
Net Asset Value Per Share, Beginning of Period	$9.63		$8.73	$9.38	$9.06		$10.34	$9.08		$7.27

Income from Investment Operations:
Net Investment Income (Loss)(3)	0.01		(0.03)	0.05	(0.00	)(4)	0.04	0.02		0.04
Net Realized and Unrealized Gain (Loss) on Investment	0.11		1.00	(0.53)	0.32		(0.90)	1.34		1.97

Total from Investment Operations	0.12		0.97	(0.48)	0.32		(0.86)	1.36		2.01

Less Distributions:
Distributions from Net Investment Income			(0.07)	(0.01)	—		(0.01)	(0.03)		(0.05)
Distributions from Net Realized Gain	—		—	(0.16)	—		(0.41)	(0.07)		(0.15)

Total Distributions	—		(0.07)	(0.17)	—		(0.42)	(0.10)		(0.20)

Net Asset Value Per Share, End of Period	$9.75		$9.63	$8.73	$9.38		$9.06	$10.34		$9.08

Total Return	1.25	%(5)	11.12%	(5.04)%	3.53	%(5)	(8.45)%	15.03%		28.42%
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$3,278		$3,448	$7,684	$12,385		$12,292	$22,802		$8,533
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.90	%(6)	2.63%	2.51%	2.78	%(6)	1.65%	1.52%		1.67%
After Expense Reimbursement	1.50	%(6)	1.50%	1.50%	1.50	%(6)	1.50%	1.50	%(7)	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.10	%(6)	(0.30)%	0.58%	(0.57	)%(6)	0.40%	0.23%		0.54%
Portfolio Turnover Rate	38	%(5)	52%	57%	3	%(5)	71%	42%		66%

(1)	The Fund changed its fiscal year end to October 31.
(2)	Reflects the Retail Class of the Predecessor Fund adjusted for the exchange. See Note 2 in the Notes to Financial Statements.
(3)	Computed using average shares outstanding throughout the period.
(4)	Less than (0.005).
(5)	Not annualized.
(6)	Annualized.
(7)	Ratios include previously waived advisory fees recovered.
(8)

In connection with the reorganization of the RiverPark/Gargoyle Hedged Value Fund into the TCW | Gargoyle Hedged Value Fund, a conversion factor of 1.37048 was applied to the years ended September 30, 2014 and 2013 per share amounts to properly reflect the historical performance of the Fund.

See accompanying notes to financial statements.

TCW | Gargoyle Systematic Value Fund

Financial Highlights - I Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	November 30, 2015 (Commencement of Operations) through October 31, 2016
Net Asset Value Per Share, Beginning of Period	$11.01		$9.25	$10.00

Income from Investment Operations:
Net Investment Income(1)	0.02		0.03	0.08
Net Realized and Unrealized Gain (Loss) on Investment	0.56		1.83	(0.82)

Total from Investment Operations	0.58		1.86	(0.74)

Less Distributions:
Distributions from Net Investment Income	(0.03)		(0.10)	(0.01)

Total Distributions	(0.03)		(0.10)	(0.01)

Net Asset Value Per Share, End of Period	$11.56		$11.01	$9.25

Total Return	5.30	%(2)	20.17%	(7.38	)%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,098		$990	$811
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	9.51	%(3)	10.45%	9.37	%(3)
After Expense Reimbursement	0.90	%(3)	0.90%	0.90	%(3)
Ratio of Net Investment Income to Average Net Assets	0.40	%(3)	0.28%	0.92	%(3)
Portfolio Turnover Rate	34	%(2)	56%	45	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	Not annualized.

(3)	Annualized.

See accompanying notes to financial statements.

TCW | Gargoyle Systematic Value Fund

Financial Highlights - N Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	November 30, 2015 (Commencement of Operations) through October 31, 2016
Net Asset Value Per Share, Beginning of Period	$10.98		$9.24	$10.00

Income from Investment Operations:
Net Investment Income(1)	0.01		0.00 (4)	0.06
Net Realized and Unrealized Gain (Loss) on Investment	0.56		1.81	(0.81)

Total from Investment Operations	0.57		1.81	(0.75)

Less Distributions:
Distributions from Net Investment Income	(0.01)		(0.07)	(0.01)

Total Distributions	(0.01)		(0.07)	(0.01)

Net Asset Value Per Share, End of Period	$11.54		$10.98	$9.24

Total Return	5.17	%(2)	19.70%	(7.51	)%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$437		$415	$347
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	9.76	%(3)	10.70%	9.62	%(3)
After Expense Reimbursement	1.15	%(3)	1.15%	1.15	%(3)
Ratio of Net Investment Income to Average Net Assets	0.15	%(3)	0.03%	0.66	%(3)
Portfolio Turnover Rate	34	%(2)	56%	45	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	Not annualized.

(3)	Annualized.

(4)	Less than 0.005.

See accompanying notes to financial statements.

TCW Long/Short Fundamental Value Fund

Financial Highlights - I Class

	Six Months Ended April 30, 2018 (Unaudited)		September 29, 2017 (Commencement of Operations) through October 31, 2017
Net Asset Value Per Share, Beginning of Period	$10.08		$10.00

Income from Investment Operations:
Net Investment Loss(1)	(0.03)		(0.01)
Net Realized and Unrealized Gain on Investment	0.52		0.09

Total from Investment Operations	0.49		0.08

Net Asset Value Per Share, End of Period	$10.57		$10.08

Total Return	4.86	%(2)	0.80	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$793		$675
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	13.85	%(3)(4)	12.87	%(3)
After Expense Reimbursement	2.35	%(3)(4)	2.00	%(3)
Ratio of Net Investment Loss to Average Net Assets	(0.62	)%(3)	(0.79	)%(3)
Portfolio Turnover Rate	18	%(2)	66	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	Not annualized.

(3)	Annualized.

(4)	Includes dividend expense of 0.35%.

See accompanying notes to financial statements.

TCW Long/Short Fundamental Value Fund

Financial Highlights - N Class

	Six Months Ended April 30, 2018 (Unaudited)		September 29, 2017 (Commencement of Operations) through October 31, 2017
Net Asset Value Per Share, Beginning of Period	$10.08		$10.00

Income from Investment Operations:
Net Investment Loss(1)	(0.05)		(0.01)
Net Realized and Unrealized Gain on Investment	0.53		0.09

Total from Investment Operations	0.48		0.08

Net Asset Value Per Share, End of Period	$10.56		$10.08

Total Return	4.76	%(2)	0.80	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$264		$252
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	14.10	%(3)(4)	13.12	%(3)
After Expense Reimbursement	2.60	%(3)(4)	2.25	%(3)
Ratio of Net Investment Loss to Average Net Assets	(0.87	)%(3)	(1.09	)%(3)
Portfolio Turnover Rate	18	%(2)	66	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	Not annualized.

(3)	Annualized.

(4)	Includes dividend expense of 0.35%.

See accompanying notes to financial statements.

TCW Alternative Funds

Shareholder Expenses (Unaudited)

As a shareholder of a TCW Alternative Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example for

TCW | Gargoyle Dynamic 500 Fund, TCW | Gargoyle Dynamic 500 Collar Fund, TCW | Gargoyle Dynamic 500 Market-Neutral Fund, TCW | Gargoyle Hedged Value Fund, TCW | Gargoyle Systematic Value Fund and TCW Long/Short Fundamental Value Fund is based on an Investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017, to April 31, 2018 (181 days).

Actual Expenses The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line under each Fund in the table below provides information about the hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio	Expenses Paid During Period November 1, 2017 to April 30, 2018
TCW | Gargoyle Dynamic 500 Fund
I Class Shares
Actual	$1,000.00	$1,007.10	1.00%	$4.98
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	1.00%	$5.01

N Class Shares
Actual	$1,000.00	$1,006.10	1.25%	$6.22
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	1.25%	$6.26

TCW Alternative Funds
Shareholder Expenses (Unaudited) (Continued)

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio	Expenses Paid During Period November 1, 2017 to April 30, 2018

TCW | Gargoyle Dynamic 500 Collar Fund
I Class Shares
Actual	$1,000.00	$1,010.20	1.00%	$4.98
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	1.00%	$5.01

N Class Shares
Actual	$1,000.00	$1,009.20	1.25%	$6.23
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	1.25%	$6.26

TCW | Gargoyle Dynamic 500 Market-Neutral Fund
I Class Shares
Actual	$1,000.00	$989.80	1.00%	$4.93
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	1.00%	$5.01

N Class Shares
Actual	$1,000.00	$988.70	1.25%	$6.16
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	1.25%	$6.26

TCW | Gargoyle Hedged Value Fund
I Class Shares
Actual	$1,000.00	$1,014.60	1.25%	$6.24
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	1.25%	$6.26

N Class Shares
Actual	$1,000.00	$1,012.50	1.50%	$7.48
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	1.50%	$7.50

TCW | Gargoyle Systematic Value Fund
I Class Shares
Actual	$1,000.00	$1,053.00	0.90%	$4.58
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	0.90%	$4.51

N Class Shares
Actual	$1,000.00	$1,051.70	1.15%	$5.85
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	1.15%	$5.76

TCW Alternative Funds
Shareholder Expenses (Unaudited) (Continued)

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio	Expenses Paid During Period November 1, 2017 to April 30, 2018
TCW Long/Short Fundamental Value Fund
I Class Shares
Actual	$1,000.00	$1,048.60	2.35%	$11.94
Hypothetical (5% return before expenses)	$1,000.00	$1,013.14	2.35%	$11.73

N Class Shares
Actual	$1,000.00	$1,047.60	2.60%	$13.20
Hypothetical (5% return before expenses)	$1,000.00	$1,011.90	2.60%	$12.97

TCW Alternative Funds

Privacy Policy

The TCW Group, Inc. and Subsidiaries TCW Investment Management Company LLC TCW Asset Management Company LCC Metropolitan West Asset Management, LLC

TCW Funds, Inc.	Sepulveda Management LLC
TCW Strategic Income Fund, Inc.	TCW Direct Lending LLC
Metropolitan West Funds	TCW Direct Lending VII LLC
TCW Alternative Funds

Effective May 2018

WHAT YOU SHOULD KNOW

At TCW, we recognize the importance of keeping information about you secure and confidential. We do not sell or share your nonpublic personal and financial information with marketers or others outside our affiliated group of companies.

We carefully manage information among our affiliated group of companies to safeguard your privacy and to provide you with consistently excellent service.

We are providing this notice to you to comply with the requirements of Regulation S-P, “Privacy of Consumer Financial Information,” issued by the U.S. Securities and Exchange Commission.

OUR PRIVACY POLICY

We, The TCW Group, Inc. and its subsidiaries, the TCW Funds, Inc., TCW Strategic Income Fund, Inc., the Metropolitan West Funds, and the TCW Alternative Funds, Sepulveda Management LLC, TCW Direct Lending LLC and TCW Direct Lending VII LLC (collectively, “TCW”) are committed to protecting the nonpublic personal and financial information of our customers and consumers who obtain or seek to obtain financial products or services primarily for personal, family or household purposes. We fulfill our commitment by establishing and implementing policies and systems to protect the security and confidentiality of this information.

In our offices, we limit access to nonpublic personal and financial information about you to those TCW personnel who need to know the information in order to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal and financial information.

CATEGORIES OF INFORMATION WE COLLECT

We may collect the following types of nonpublic personal and financial information about you from the following sources:

•

Your name, address and identifying numbers, and other personal and financial information, from you and from identification cards and papers you submit to us, on applications, subscription agreements or other forms or communications.

•

Information about your account balances and financial transactions with us, our affiliated entities, or nonaffiliated third parties, from our internal sources, from affiliated entities and from nonaffiliated third parties.

•

Information about your account balances and financial transactions and other personal and financial information, from consumer credit reporting agencies or other nonaffiliated third parties, to verify information received from you or others.

CATEGORIES OF INFORMATION WE DISCLOSE TO NONAFFILIATED THIRD PARTIES

We may disclose your name, address and account and other identifying numbers, as well as information about your pending or past transactions and other personal financial information, to nonaffiliated third parties, for our everyday business purposes such as necessary to execute, process, service and confirm your securities transactions and mutual fund transactions, to administer and service your account and commingled investment vehicles in which you are invested, to market our products and services through joint marketing arrangements or to respond to court orders and legal investigations.

We may disclose nonpublic personal and financial information concerning you to law enforcement agencies, federal regulatory agencies, self-regulatory organizations or other nonaffiliated third parties, if required or requested to do so by a court order, judicial subpoena or regulatory inquiry.

We do not otherwise disclose your nonpublic personal and financial information to nonaffiliated third parties, except where we believe in good faith that disclosure is required or permitted by law. Because we do not disclose your nonpublic personal and financial information to nonaffiliated third parties, our Customer Privacy Policy does not contain opt-out provisions.

CATEGORIES OF INFORMATION WE DISCLOSE TO OUR AFFILIATED ENTITIES

•

We may disclose your name, address and account and other identifying numbers, account balances, information about your pending or past transactions and other personal financial information to our affiliated entities for any purpose.

•

We regularly disclose your name, address and account and other identifying numbers, account balances and information about your pending or past transactions to our affiliates to execute, process and confirm securities transactions or mutual fund transactions for you, to administer and service your account and commingled investment vehicles in which you are invested, or to market our products and services to you.

INFORMATION ABOUT FORMER CUSTOMERS

We do not disclose nonpublic personal and financial information about former customers to nonaffiliated third parties unless required or requested to do so by a court order, judicial subpoena or regulatory inquiry, or otherwise where we believe in good faith that disclosure is required or permitted by law.

QUESTIONS

Should you have any questions about our Customer Privacy Policy, please contact us by email or by regular mail at the address at the end of this policy.

REMINDER ABOUT TCW’S FINANCIAL PRODUCTS

Financial products offered by The TCW Group, Inc. and its subsidiaries, the TCW Funds, Inc., TCW Strategic Income Fund, Inc., the Metropolitan West Funds, TCW Alternative Funds, Sepulveda Management LLC, TCW Direct Lending LLC and TCW Direct Lending VII LLC.

•	Are not guaranteed by a bank;

•	Are not obligations of The TCW Group, Inc. or of its subsidiaries;

•	Are not insured by the Federal Deposit Insurance Corporation; and

•	Are subject to investment risks, including possible loss of the principal amount committed or invested, and earnings thereon.

THE TCW GROUP, INC	TCW STRATEGIC INCOME FUND, INC.

TCW FUNDS, INC.	METROPOLITAN WEST FUNDS

TCW ALTERNATIVE FUNDS	TCW DIRECT LENDING LLC

SEPULVEDA MANAGEMENT LLC	TCW DIRECT LENDING VII LLC

Attention: Privacy Officer | 865 South Figueroa St. Suite 1800 | Los Angeles, CA 90017 | email: privacy@tcw.com

TCW Alternative Funds

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Trust uses to determine how to vote proxies are available without charge. The Board of Trustees of the Trust has delegated the Trust’s proxy voting authority to the Adviser.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Adviser are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Trust receives a request for a description of the Adviser’s proxy voting guidelines, it will deliver the description that is disclosed in the Trust’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Adviser, on behalf of the Trust, prepares and file Form N-PX with the SEC not later than August 31 of each year, which includes the Trust’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Trust’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Trust receives a request for the Trust’s proxy voting record, it will send the information disclosed in the Trust’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Trust also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Trust files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Trust’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or

2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

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TCW Alternative Funds

865 South Figueroa Street

Los Angeles, California 90017

866 858 4338

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company, LLC

865 South Figueroa Street

Los Angeles, California 90017

ADMINISTRATOR & TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, Pennsylvania 19406

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Deloitte & Touche, LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

DISTRIBUTOR

TCW Funds Distributors, LLC

865 South Figueroa Street

Los Angeles, California 90017

BOARD OF TRUSTEES

Peter McMillan

Trustee and Chairman of the Board

Patrick C. Haden

Trustee

Andrew Tarica

Trustee

Jess M. Ravich

Trustee

OFFICERS

David S. DeVito

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President

General Counsel and Secretary

Richard M. Villa

Treasurer

Jeffrey A. Engelsman

Chief Compliance Officer

Patrick W. Dennis

Assistant Secretary

George N. Winn

Assistant Treasurer

FUNDafSAR     6/21/18

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TCW Alternative Funds

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, President and Chief Executive Officer
(principal executive officer)

Date July 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, President and Chief Executive Officer
(principal executive officer)

Date July 2, 2018

By (Signature and Title)*	/s/ Richard M. Villa
Richard M. Villa, Treasurer
(principal financial officer)

Date July 2, 2018

* Print the name and title of each signing officer under his or her signature.